Goodwill and Intangible Assets - Schedule of Goodwill (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Goodwill [Line Items]
Goodwill		$ 5,218		$ 5,280		$ 5,360
Dispositions		(91)				(36)	[1]
Foreign currency translation		8		(62)		(44)
Goodwill		5,135		5,218		5,280
Ownership [member]
Goodwill [Line Items]
Goodwill	[3]	184	[2]	193		231
Goodwill, gross carrying value		856		865		1,027
Dispositions		(91)				(36)
Gross goodwill, disposed of related to sale of business unit		(423)				(160)
Foreign currency translation		2		(9)		(2)
Goodwill		95	[2]	184	[2],[3]	193	[3]
Goodwill, gross carrying value		435		856		865
Accumulated impairment losses		(672)		(672)		(796)
Accumulated impairment losses, disposed of related to dispositions		332				124
Accumulated impairment losses		(340)		(672)		(672)
Gross carrying value of goodwill included in discontinued operations				2,706
Accumulated impairment losses included in discontinued operations				2,102
Management and franchise [member]
Goodwill [Line Items]
Goodwill	[4]	5,034	[5]	5,087		5,129
Dispositions		0
Foreign currency translation		6		(53)		(42)
Goodwill		$ 5,040	[5]	$ 5,034	[4],[5]	$ 5,087	[4]

[1]	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.
[2]	Excludes goodwill of $2,706 million and accumulated impairment losses of $2,102 million that were attributable to Park and included in non-current assets of discontinued operations in the condensed consolidated balance sheet as of December 31, 2016. Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented: Gross Carrying Value Accumulated Impairment Losses Net Carrying Value (in millions) Balance as of December 31, 2016 $ 856 $ (672) $ 184 Spin-offs of Park and HGV (423) 332 (91) Foreign currency translation 2 - 2 Balance as of March 31, 2017 $ 435 $ (340) $ 95
[3]	Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented: Gross Carrying Value Accumulated Impairment Losses Net Carrying Value (in millions) Balance as of December 31, 2014 $ 1,027 $ (796) $ 231 Disposition of a business (160) 124 (36) Foreign currency translation (2) - (2) Balance as of December 31, 2015 865 (672) 193 Foreign currency translation (9) - (9) Balance as of December 31, 2016 $ 856 $ (672) $ 184
[4]	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2016, 2015 and 2014.
[5]	There were no accumulated impairment losses for the management and franchise reporting unit as of March 31, 2017 and December 31, 2016.